NATIONWIDE

VARIABLE

ACCOUNT-D

Annual Report

to

Contract Owners

December 31, 2015

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide VA Separate Account-D:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-D (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
Variable Insurance Portfolios - Asset Strategy (WRASP)
2,572,302 shares (cost $23,697,185)	$21,359,878
Variable Insurance Portfolios - Balanced (WRBP)
1,197,366 shares (cost $10,835,341)	10,488,328
Variable Insurance Portfolios - Bond (WRBDP)
2,443,123 shares (cost $13,647,123)	12,701,795
Variable Insurance Portfolios - Core Equity (WRCEP)
1,897,650 shares (cost $21,730,731)	22,299,478
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
314,522 shares (cost $2,364,416)	2,458,431
Variable Insurance Portfolios - Energy (WRENG)
166,227 shares (cost $1,115,731)	837,833
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
404,060 shares (cost $2,218,562)	1,480,234
Variable Insurance Portfolios - Growth (WRGP)
2,455,107 shares (cost $25,107,106)	28,031,675
Variable Insurance Portfolios - High Income (WRHIP)
3,005,489 shares (cost $10,811,555)	10,072,295
Variable Insurance Portfolios - International Growth (WRIP)
617,300 shares (cost $5,069,624)	5,356,866
Variable Insurance Portfolios - International Core Equity (WRI2P)
123,761 shares (cost $2,195,544)	1,921,622
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
37,693 shares (cost $1,018,826)	777,192
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
302,630 shares (cost $2,706,147)	2,851,346
Variable Insurance Portfolios - Money Market (WRMMP)
3,058,825 shares (cost $3,058,825)	3,058,825
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
210,191 shares (cost $1,830,422)	1,887,263
Variable Insurance Portfolios - Science and Technology (WRSTP)
730,982 shares (cost $12,213,970)	16,780,141
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
1,010,819 shares (cost $9,677,200)	10,719,532
Variable Insurance Portfolios - Small Cap Value (WRSCV)
43,792 shares (cost $719,245)	685,574
Variable Insurance Portfolios - Value (WRVP)
1,256,565 shares (cost $7,241,751)	7,730,642

Total Investments	$161,498,950
Accounts Payable	(3,567)

$161,495,383

Contract Owners’ Equity:
Accumulation units	161,391,792
Contracts in payout (annuitization) period (note 1f)	103,591

Total Contract Owners’ Equity (note 5)	$161,495,383

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR
Reinvested dividends	$1,615,000	94,834	96,722	388,105	89,341	35,843	596	2,065
Mortality and expense risk charges (note 2)	(2,637,290)	(378,796)	(159,220)	(198,735)	(366,344)	(42,095)	(15,013)	(30,759)

Net investment income (loss)	(1,022,290)	(283,962)	(62,498)	189,370	(277,003)	(6,252)	(14,417)	(28,694)

Realized gain (loss) on investments	5,019,134	673,510	58,241	(42,079)	(10,609)	282,461	46,909	(153,926)
Change in unrealized gain (loss) on investments	(28,115,322)	(7,404,950)	(1,584,980)	(305,506)	(4,359,253)	(677,249)	(284,418)	(312,108)

Net gain (loss) on investments	(23,096,188)	(6,731,440)	(1,526,739)	(347,585)	(4,369,862)	(394,788)	(237,509)	(466,034)

Reinvested capital gains	19,370,478	4,553,757	1,422,205	-	4,180,662	306,800	5,396	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,748,000)	(2,461,645)	(167,032)	(158,215)	(466,203)	(94,240)	(246,530)	(494,728)

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRRESP
Reinvested dividends	$30,998	735,428	24,293	29,084	-	-	643	18,404
Mortality and expense risk charges (note 2)	(422,088)	(177,428)	(84,330)	(31,614)	(15,059)	(48,166)	(44,600)	(28,390)

Net investment income (loss)	(391,090)	558,000	(60,037)	(2,530)	(15,059)	(48,166)	(43,957)	(9,986)

Realized gain (loss) on investments	948,399	347,900	268,738	(6,640)	53,934	197,228	-	153,302
Change in unrealized gain (loss) on investments	(2,399,369)	(1,926,528)	(385,352)	(333,966)	(273,757)	(643,728)	-	(251,322)

Net gain (loss) on investments	(1,450,970)	(1,578,628)	(116,614)	(340,606)	(219,823)	(446,500)	-	(98,020)

Reinvested capital gains	3,427,547	124,866	281,556	287,315	160,372	271,430	-	175,728

Net increase (decrease) in contract owners’ equity resulting from operations	$1,585,487	(895,762)	104,905	(55,821)	(74,510)	(223,236)	(43,957)	67,722

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	WRSTP	WRSCP	WRSCV	WRVP
Reinvested dividends	$-	-	690	67,954
Mortality and expense risk charges (note 2)	(274,491)	(179,792)	(11,743)	(128,627)

Net investment income (loss)	(274,491)	(179,792)	(11,053)	(60,673)

Realized gain (loss) on investments	1,280,724	293,401	18,735	608,906
Change in unrealized gain (loss) on investments	(2,867,543)	(1,843,424)	(122,608)	(2,139,261)

Net gain (loss) on investments	(1,586,819)	(1,550,023)	(103,873)	(1,530,355)

Reinvested capital gains	1,121,831	1,854,037	63,054	1,133,922

Net increase (decrease) in contract owners’ equity resulting from operations	$(739,479)	124,222	(51,872)	(457,106)

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		WRASP		WRBP		WRBDP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(1,022,290)	(808,298)	(283,962)	(327,559)	(62,498)	(60,143)	189,370	392,025
Realized gain (loss) on investments	5,019,134	10,751,622	673,510	707,522	58,241	404,867	(42,079)	26,911
Change in unrealized gain (loss) on investments	(28,115,322)	(26,184,585)	(7,404,950)	(6,889,931)	(1,584,980)	(658,744)	(305,506)	(443,309)
Reinvested capital gains	19,370,478	21,818,402	4,553,757	4,267,265	1,422,205	983,346	-	501,584

Net increase (decrease) in contract owners’ equity resulting from operations	(4,748,000)	5,577,141	(2,461,645)	(2,242,703)	(167,032)	669,326	(158,215)	477,211

Equity transactions:
Purchase payments received from contract owners (note 3)	2,937,395	2,902,238	118,278	190,646	149,927	62,680	104,383	237,059
Transfers between funds	-	-	(1,839,161)	(530,259)	632,504	114,654	3,538	(979,134)
Redemptions (note 3)	(26,259,093)	(44,798,042)	(3,121,500)	(5,578,403)	(1,407,746)	(1,465,655)	(1,600,432)	(3,497,201)
Annuity benefits	(11,043)	(11,483)	(1,571)	(1,730)	(1,188)	(1,167)	(1,898)	(1,949)
Contract maintenance charges (note 2)	(37,143)	(40,590)	(5,575)	(6,411)	(2,097)	(2,095)	(2,999)	(3,356)
Contingent deferred sales charges (note 2)	(13,395)	(92,056)	(581)	(16,415)	(1,259)	(716)	(1,095)	(3,392)
Adjustments to maintain reserves	(13,348)	(13,553)	(2,146)	(2,841)	(267)	(244)	(7,849)	(7,323)

Net equity transactions	(23,396,627)	(42,053,486)	(4,852,256)	(5,945,413)	(630,126)	(1,292,543)	(1,506,352)	(4,255,296)

Net change in contract owners’ equity	(28,144,627)	(36,476,345)	(7,313,901)	(8,188,116)	(797,158)	(623,217)	(1,664,567)	(3,778,085)
Contract owners’ equity beginning of period	189,640,010	226,116,355	28,673,239	36,861,355	11,285,436	11,908,653	14,364,168	18,142,253

Contract owners’ equity end of period	$161,495,383	189,640,010	21,359,338	28,673,239	10,488,278	11,285,436	12,699,601	14,364,168

CHANGES IN UNITS:
Beginning units	9,739,492	11,982,071	1,016,653	1,220,582	566,647	634,250	919,811	1,194,782
Units purchased	1,007,832	1,176,591	19,502	25,046	63,487	39,286	51,548	68,593
Units redeemed	(2,157,193)	(3,419,170)	(198,324)	(228,975)	(93,787)	(106,889)	(147,446)	(343,564)

Ending units	8,590,131	9,739,492	837,831	1,016,653	536,347	566,647	823,913	919,811

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRCEP		WRDIV		WRENG		WRGNR
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(277,003)	(281,801)	(6,252)	(12,783)	(14,417)	(20,485)	(28,694)	(50,056)
Realized gain (loss) on investments	(10,609)	734,154	282,461	399,706	46,909	82,745	(153,926)	40,910
Change in unrealized gain (loss) on investments	(4,359,253)	(2,272,036)	(677,249)	(370,538)	(284,418)	(260,159)	(312,108)	(361,230)
Reinvested capital gains	4,180,662	4,020,946	306,800	242,479	5,396	42,444	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(466,203)	2,201,263	(94,240)	258,864	(246,530)	(155,455)	(494,728)	(370,376)

Equity transactions:
Purchase payments received from contract owners (note 3)	329,802	199,740	2,607	16,499	2,749	9,156	5,298	31,528
Transfers between funds	(827,402)	(1,263,707)	(160,769)	136,604	106,064	133,280	(142,660)	(190,909)
Redemptions (note 3)	(3,666,161)	(5,099,664)	(421,913)	(909,499)	(102,074)	(194,208)	(300,498)	(732,406)
Annuity benefits	(178)	(167)	(144)	(136)	(460)	(590)	(184)	(239)
Contract maintenance charges (note 2)	(4,914)	(5,578)	(426)	(408)	(240)	(254)	(541)	(702)
Contingent deferred sales charges (note 2)	(1,674)	(7,481)	(62)	(4,496)	(64)	(166)	(308)	(1,739)
Adjustments to maintain reserves	15	(58)	127	103	(30)	2	(9)	(47)

Net equity transactions	(4,170,512)	(6,176,915)	(580,580)	(761,333)	5,945	(52,780)	(438,902)	(894,514)

Net change in contract owners’ equity	(4,636,715)	(3,975,652)	(674,820)	(502,469)	(240,585)	(208,235)	(933,630)	(1,264,890)
Contract owners’ equity beginning of period	26,936,192	30,911,844	3,133,248	3,635,717	1,078,403	1,286,638	2,413,865	3,678,755

Contract owners’ equity end of period	$22,299,477	26,936,192	2,458,428	3,133,248	837,818	1,078,403	1,480,235	2,413,865

CHANGES IN UNITS:
Beginning units	1,507,262	1,871,034	162,199	203,743	89,301	93,884	212,880	277,839
Units purchased	52,390	39,910	5,101	18,013	27,170	15,141	12,423	7,797
Units redeemed	(284,644)	(403,682)	(35,411)	(59,557)	(26,129)	(19,724)	(54,498)	(72,756)

Ending units	1,275,008	1,507,262	131,889	162,199	90,342	89,301	170,805	212,880

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRGP		WRHIP		WRIP		WRI2P
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(391,090)	(328,235)	558,000	518,216	(60,037)	39,710	(2,530)	17,138
Realized gain (loss) on investments	948,399	2,767,393	347,900	1,387,234	268,738	540,908	(6,640)	119,742
Change in unrealized gain (loss) on investments	(2,399,369)	(5,105,396)	(1,926,528)	(1,869,224)	(385,352)	(1,153,898)	(333,966)	(302,748)
Reinvested capital gains	3,427,547	5,572,993	124,866	112,866	281,556	554,797	287,315	146,067

Net increase (decrease) in contract owners’ equity resulting from operations	1,585,487	2,906,755	(895,762)	149,092	104,905	(18,483)	(55,821)	(19,801)

Equity transactions:
Purchase payments received from contract owners (note 3)	329,919	126,529	11,995	62,203	39,080	67,268	4,525	160
Transfers between funds	565,770	(1,653,105)	(262,615)	(1,110,648)	343,056	108,166	75,078	580,407
Redemptions (note 3)	(3,642,906)	(5,871,055)	(1,681,437)	(2,684,531)	(892,625)	(1,647,249)	(228,737)	(394,829)
Annuity benefits	(377)	(363)	(1,557)	(1,642)	(589)	(596)	(360)	(368)
Contract maintenance charges (note 2)	(5,637)	(5,973)	(2,266)	(2,435)	(1,261)	(1,301)	(327)	(307)
Contingent deferred sales charges (note 2)	(2,564)	(15,318)	(708)	(11,474)	(491)	(7,018)	(116)	(171)
Adjustments to maintain reserves	(3,035)	(2,668)	186	201	(77)	(101)	(127)	(168)

Net equity transactions	(2,758,830)	(7,421,953)	(1,936,402)	(3,748,326)	(512,907)	(1,480,831)	(150,064)	184,724

Net change in contract owners’ equity	(1,173,343)	(4,515,198)	(2,832,164)	(3,599,234)	(408,002)	(1,499,314)	(205,885)	164,923
Contract owners’ equity beginning of period	29,204,330	33,719,528	12,904,448	16,503,682	5,764,859	7,264,173	2,127,497	1,962,574

Contract owners’ equity end of period	$28,030,987	29,204,330	10,072,284	12,904,448	5,356,857	5,764,859	1,921,612	2,127,497

CHANGES IN UNITS:
Beginning units	1,756,642	2,234,814	516,931	663,044	406,263	508,498	116,954	107,770
Units purchased	110,503	21,445	27,458	19,679	37,801	18,601	14,442	37,018
Units redeemed	(270,334)	(499,617)	(106,712)	(165,792)	(73,382)	(120,836)	(23,150)	(27,834)

Ending units	1,596,811	1,756,642	437,677	516,931	370,682	406,263	108,246	116,954

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRMIC		WRMCG		WRMMP		WRRESP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(15,059)	(20,745)	(48,166)	(53,200)	(43,957)	(52,447)	(9,986)	(8,042)
Realized gain (loss) on investments	53,934	98,127	197,228	280,298	-	-	153,302	313,030
Change in unrealized gain (loss) on investments	(273,757)	(334,199)	(643,728)	(238,463)	-	-	(251,322)	22,891
Reinvested capital gains	160,372	184,243	271,430	224,436	-	-	175,728	102,501

Net increase (decrease) in contract owners’ equity resulting from operations	(74,510)	(72,574)	(223,236)	213,071	(43,957)	(52,447)	67,722	430,380

Equity transactions:
Purchase payments received from contract owners (note 3)	54	1,154	14,192	3,676	1,568,069	1,605,595	3,000	11,489
Transfers between funds	(288,689)	(48,731)	22,530	(77,150)	1,823,428	5,373,814	83,789	371,208
Redemptions (note 3)	(192,573)	(67,372)	(372,032)	(476,063)	(3,376,187)	(7,632,630)	(271,601)	(404,554)
Annuity benefits	(100)	(112)	(610)	(603)	-	-	(87)	(71)
Contract maintenance charges (note 2)	(199)	(186)	(391)	(374)	(1,065)	(1,324)	(231)	(239)
Contingent deferred sales charges (note 2)	-	(51)	(987)	(395)	(59)	(6,570)	(102)	(1,146)
Adjustments to maintain reserves	(11)	(10)	17	(70)	(22)	(7)	(72)	(16)

Net equity transactions	(481,518)	(115,308)	(337,281)	(550,979)	14,164	(661,122)	(185,304)	(23,329)

Net change in contract owners’ equity	(556,028)	(187,882)	(560,517)	(337,908)	(29,793)	(713,569)	(117,582)	407,051
Contract owners’ equity beginning of period	1,333,220	1,521,102	3,411,869	3,749,777	3,088,581	3,802,150	2,004,812	1,597,761

Contract owners’ equity end of period	$777,192	1,333,220	2,851,352	3,411,869	3,058,788	3,088,581	1,887,230	2,004,812

CHANGES IN UNITS:
Beginning units	57,723	63,722	144,582	168,894	304,973	370,565	93,883	95,926
Units purchased	1,109	13,719	8,195	6,735	470,629	749,621	33,696	42,654
Units redeemed	(21,275)	(19,718)	(22,642)	(31,047)	(469,474)	(815,213)	(41,949)	(44,697)

Ending units	37,557	57,723	130,135	144,582	306,128	304,973	85,630	93,883

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRSTP		WRSCP		WRSCV		WRVP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(274,491)	(310,659)	(179,792)	(193,100)	(11,053)	(14,288)	(60,673)	(41,844)
Realized gain (loss) on investments	1,280,724	1,278,504	293,401	518,111	18,735	112,997	608,906	938,463
Change in unrealized gain (loss) on investments	(2,867,543)	(2,417,573)	(1,843,424)	(1,958,287)	(122,608)	(218,062)	(2,139,261)	(1,353,679)
Reinvested capital gains	1,121,831	1,740,956	1,854,037	1,594,514	63,054	171,493	1,133,922	1,355,472

Net increase (decrease) in contract owners’ equity resulting from operations	(739,479)	291,228	124,222	(38,762)	(51,872)	52,140	(457,106)	898,412

Equity transactions:
Purchase payments received from contract owners (note 3)	159,445	66,131	74,241	62,508	3,884	4,182	15,947	144,035
Transfers between funds	172,737	(434,931)	(104,497)	(363,573)	(74,021)	(121,844)	(128,680)	(44,142)
Redemptions (note 3)	(2,401,835)	(3,526,226)	(1,408,076)	(2,143,487)	(89,100)	(249,115)	(1,081,660)	(2,223,895)
Annuity benefits	(1,556)	(1,570)	(42)	(41)	(63)	(63)	(79)	(76)
Contract maintenance charges (note 2)	(4,021)	(4,354)	(2,927)	(3,058)	(121)	(125)	(1,905)	(2,110)
Contingent deferred sales charges (note 2)	(1,843)	(4,358)	(534)	(3,285)	(87)	(37)	(861)	(7,828)
Adjustments to maintain reserves	21	(129)	3	(98)	(26)	(31)	(46)	(48)

Net equity transactions	(2,077,052)	(3,905,437)	(1,441,832)	(2,451,034)	(159,534)	(367,033)	(1,197,284)	(2,134,064)

Net change in contract owners’ equity	(2,816,531)	(3,614,209)	(1,317,610)	(2,489,796)	(211,406)	(314,893)	(1,654,390)	(1,235,652)
Contract owners’ equity beginning of period	19,596,673	23,210,882	12,037,139	14,526,935	896,995	1,211,888	9,385,036	10,620,688

Contract owners’ equity end of period	$16,780,142	19,596,673	10,719,529	12,037,139	685,589	896,995	7,730,646	9,385,036

CHANGES IN UNITS:
Beginning units	746,900	897,717	634,816	766,547	44,486	63,489	440,586	544,971
Units purchased	26,853	10,574	37,993	19,387	673	3,442	6,859	19,930
Units redeemed	(105,825)	(161,391)	(109,709)	(151,118)	(8,576)	(22,445)	(63,926)	(124,315)

Ending units	667,928	746,900	563,100	634,816	36,583	44,486	383,519	440,586

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VA Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 8, 2000. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2015

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 8% of the purchase payments redeemed. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 8 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of $30, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company also deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Contingent Deferred Sales Charge (CDSC) Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide VA Separate Account-D Options	Waddell & Reed Select
Variable Account Charge - Recurring	1.35%
CDSC Option:
Seven Year CDSC	0.05%
Death Benefit Options:
Maximum Anniversary Death Benefit	0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Five Year Reset Death Benefit	0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) most recent five year contract value before 86th birthday less surrenders
Nursing Home and Long Term Care	0.05%
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
5% Interest	0.45%
Maximum Anniversary	0.30%
Beneficiary Protector Option	0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to the contract.

Maximum Variable Account Charges* :	2.45%

*	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides variable account charges by asset fee rates for the period ended December 31, 2015.

	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR

1.35%	$813,318	$125,691	$60,784	$74,186	$111,680	$10,780	$3,709	$7,737
1.40%	414,511	65,263	20,535	35,186	53,123	4,917	1,657	4,555
1.45%	39,407	4,521	4,436	974	7,617	-	-	59
1.50%	941,818	117,969	43,889	47,244	132,532	17,584	6,932	12,087
1.55%	83,544	7,857	6,763	6,361	16,064	1,571	248	703
1.60%	4,053	234	617	60	1,015	-	-	-
1.65%	54,457	8,565	1,905	6,165	3,870	2,099	1,290	2,069
1.70%	426	29	-	13	-	-	-	28
1.75%	8,846	1,583	1,452	1,213	123	73	-	-
1.80%	162,131	29,628	10,634	14,666	29,721	3,250	259	1,081
1.85%	31,226	5,375	4,942	4,233	1,844	909	335	223
1.90%	17,152	1,872	209	1,000	1,185	105	23	449
1.95%	58,634	8,919	2,882	6,862	6,739	708	244	1,354
2.00%	2,383	483	71	20	758	-	197	332
2.05%	2,992	302	101	250	73	99	-	32
2.35%	2,392	505	-	302	-	-	119	50

Totals	$2,637,290	$378,796	$159,220	$198,735	$366,344	$42,095	$15,013	$30,759

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2015

	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRRESP

1.35%	$117,504	$44,375	$21,564	$8,342	$2,954	$10,497	$33,432	$7,590
1.40%	90,024	25,032	12,404	3,669	985	4,714	3,194	2,736
1.45%	11,261	1,830	213	9	75	28	76	32
1.50%	148,258	66,431	38,645	16,255	8,629	24,924	6,461	14,963
1.55%	13,429	11,104	3,026	474	754	923	318	448
1.60%	1,026	-	-	209	-	-	-	-
1.65%	3,609	5,469	1,374	550	490	2,867	92	933
1.70%	51	-	163	-	-	35	30	-
1.75%	1,710	1,479	12	71	-	-	-	-
1.80%	20,681	9,858	3,326	404	302	1,627	472	603
1.85%	2,517	2,990	800	817	488	655	-	61
1.90%	2,486	1,558	341	330	238	763	-	840
1.95%	8,579	6,935	2,444	263	144	1,084	525	115
2.00%	118	221	-	183	-	-	-	-
2.05%	199	146	18	38	-	49	-	69
2.35%	636	-	-	-	-	-	-	-

	$422,088	$177,428	$84,330	$31,614	$15,059	$48,166	$44,600	$28,390

	WRSTP	WRSCP	WRSCV	WRVP

1.35%	$92,344	$42,653	$2,757	$34,739
1.40%	41,642	30,212	1,340	13,323
1.45%	2,242	1,858	26	4,150
1.50%	103,742	81,137	5,572	48,564
1.55%	5,328	4,375	569	3,229
1.60%	320	35	249	288
1.65%	7,307	2,702	769	2,332
1.70%	11	47	-	19
1.75%	85	86	-	959
1.80%	13,093	9,367	275	12,884
1.85%	1,691	2,109	-	1,237
1.90%	2,140	1,532	36	2,045
1.95%	4,293	2,874	119	3,551
2.00%	-	-	-	-
2.05%	117	161	31	1,307
2.35%	136	644	-	-

	$274,491	$179,792	$11,743	$128,627

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2015 and 2014, total transfers to the Account from the fixed account were $126,878 and $146,086, respectively, and total transfers from the Account to the fixed account were $1,300,903 and $1,082,229, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $56,983 and $62,356 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$161,498,950	$-	$-	$161,498,950

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2015

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2015 are as follows:

	Purchases of Investments	Sales of Investments
Variable Insurance Portfolios - Asset Strategy (WRASP)	$4,810,878	$5,393,797
Variable Insurance Portfolios - Balanced (WRBP)	2,516,711	1,787,091
Variable Insurance Portfolios - Bond (WRBDP)	1,013,188	2,330,984
Variable Insurance Portfolios - Core Equity (WRCEP)	4,870,188	5,137,099
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	413,129	693,197
Variable Insurance Portfolios - Energy (WRENG)	294,794	297,871
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	77,406	545,045
Variable Insurance Portfolios - Growth (WRGP)	4,997,037	4,719,840
Variable Insurance Portfolios - High Income (WRHIP)	1,339,766	2,593,312
Variable Insurance Portfolios - International Growth (WRIP)	756,746	1,048,160
Variable Insurance Portfolios - International Core Equity (WRI2P)	580,030	445,340
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)	184,158	520,386
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	428,227	542,314
Variable Insurance Portfolios - Money Market (WRMMP)	3,340,103	3,369,872
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	800,498	820,029
Variable Insurance Portfolios - Science and Technology (WRSTP)	1,633,633	2,863,421
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	2,415,147	2,182,817
Variable Insurance Portfolios - Small Cap Value (WRSCV)	74,380	181,929
Variable Insurance Portfolios - Value (WRVP)	1,271,834	1,395,892

Total	$31,817,853	$36,868,396

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Asset Strategy (WRASP)
2015	1.35%	to	2.35%	837,831	$25.92	to	$23.16	$21,345,594	0.37%	-9.58%	to	-10.50%
2014	1.35%	to	2.35%	1,016,653	28.67	to	25.88	28,653,920	0.49%	-6.54%	to	-7.49%
2013	1.35%	to	2.35%	1,220,582	30.67	to	27.97	36,836,120	1.30%	23.44%	to	22.19%
2012	1.35%	to	2.35%	1,516,118	24.85	to	22.89	37,093,078	1.18%	17.56%	to	16.37%
2011	1.35%	to	2.35%	1,837,498	21.14	to	19.67	38,293,523	1.05%	-8.46%	to	-9.38%
Variable Insurance Portfolios - Balanced (WRBP)
2015	1.35%	to	2.05%	536,347	19.87	to	17.84	10,474,405	0.90%	-1.67%	to	-2.37%
2014	1.35%	to	2.00%	566,647	20.20	to	18.41	11,269,973	0.95%	6.12%	to	5.42%
2013	1.35%	to	2.05%	634,250	19.04	to	17.35	11,892,759	1.48%	22.03%	to	21.16%
2012	1.35%	to	2.05%	714,648	15.60	to	14.32	10,983,578	1.53%	10.23%	to	9.45%
2011	1.35%	to	2.05%	921,286	14.15	to	13.08	12,864,168	1.51%	1.92%	to	1.20%
Variable Insurance Portfolios - Bond (WRBDP)
2015	1.35%	to	2.35%	823,913	15.67	to	12.99	12,681,632	2.88%	-1.15%	to	-2.15%
2014	1.35%	to	2.35%	919,811	15.85	to	13.28	14,336,327	3.88%	2.93%	to	1.89%
2013	1.35%	to	2.35%	1,194,782	15.40	to	13.03	18,105,481	3.55%	-3.41%	to	-4.39%
2012	1.35%	to	2.35%	1,581,219	15.95	to	13.63	24,827,412	3.21%	4.35%	to	3.29%
2011	1.35%	to	2.35%	1,987,103	15.28	to	13.19	29,961,786	2.59%	5.86%	to	4.79%
Variable Insurance Portfolios - Core Equity (WRCEP)
2015	1.35%	to	2.05%	1,275,008	17.80	to	15.99	22,297,245	0.36%	-2.03%	to	-2.73%
2014	1.35%	to	2.05%	1,507,262	18.17	to	16.44	26,933,756	0.50%	8.20%	to	7.43%
2013	1.35%	to	2.05%	1,871,034	16.80	to	15.30	30,909,440	0.55%	31.71%	to	30.77%
2012	1.35%	to	2.05%	2,212,019	12.75	to	11.70	27,776,839	0.60%	17.00%	to	16.17%
2011	1.35%	to	2.35%	3,003,913	10.90	to	10.31	32,276,162	0.36%	0.29%	to	-0.72%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2015	1.35%	to	2.05%	131,889	18.94	to	17.43	2,458,428	1.28%	-3.38%	to	-4.06%
2014	1.35%	to	2.05%	162,199	19.60	to	18.17	3,133,248	1.10%	8.36%	to	7.59%
2013	1.35%	to	2.05%	203,743	18.09	to	16.89	3,635,717	1.58%	27.86%	to	26.96%
2012	1.35%	to	2.05%	212,283	14.15	to	13.30	2,968,794	1.08%	11.65%	to	10.85%
2011	1.35%	to	2.35%	258,183	12.67	to	11.72	3,237,913	1.01%	-5.97%	to	-6.93%
Variable Insurance Portfolios - Energy (WRENG)
2015	1.35%	to	1.95%	90,342	9.35	to	8.82	834,488	0.06%	-23.20%	to	-23.66%
2014	1.35%	to	2.35%	89,301	12.18	to	11.15	1,073,589	0.00%	-11.77%	to	-12.67%
2013	1.35%	to	2.35%	93,884	13.80	to	12.76	1,280,620	0.00%	26.03%	to	24.76%
2012	1.35%	to	2.35%	108,850	10.95	to	10.23	1,180,624	0.00%	0.00%	to	-1.01%
2011	1.35%	to	2.35%	151,586	10.95	to	10.34	1,645,334	0.00%	-10.31%	to	-11.21%
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2015	1.35%	to	2.35%	170,805	8.79	to	7.89	1,478,898	0.10%	-23.44%	to	-24.22%
2014	1.35%	to	2.35%	212,880	11.48	to	10.41	2,411,926	0.00%	-14.21%	to	-15.08%
2013	1.35%	to	2.35%	277,839	13.38	to	12.26	3,676,262	0.00%	6.35%	to	5.27%
2012	1.35%	to	2.35%	372,835	12.58	to	11.65	4,645,144	0.00%	0.51%	to	-0.52%
2011	1.35%	to	2.35%	491,079	12.52	to	11.71	6,095,696	0.00%	-22.51%	to	-23.29%
Variable Insurance Portfolios - Growth (WRGP)
2015	1.35%	to	2.35%	1,596,811	17.85	to	16.45	28,025,703	0.11%	5.72%	to	4.65%
2014	1.35%	to	2.35%	1,756,642	16.88	to	15.71	29,195,969	0.40%	10.30%	to	9.18%
2013	1.35%	to	2.35%	2,234,814	15.30	to	14.39	33,708,790	0.43%	34.62%	to	33.25%
2012	1.35%	to	2.35%	2,659,999	11.37	to	10.80	29,806,000	0.06%	11.22%	to	10.09%
2011	1.35%	to	2.35%	3,388,171	10.22	to	9.81	34,163,011	0.40%	0.75%	to	-0.27%
Variable Insurance Portfolios - High Income (WRHIP)
2015	1.35%	to	2.05%	437,677	23.47	to	21.08	10,061,086	6.21%	-7.77%	to	-8.42%
2014	1.35%	to	2.05%	516,931	25.44	to	23.02	12,890,967	4.88%	0.53%	to	-0.18%
2013	1.35%	to	2.05%	663,044	25.31	to	23.06	16,488,891	4.91%	9.01%	to	8.23%
2012	1.35%	to	2.05%	791,131	23.22	to	21.31	18,050,573	6.35%	17.04%	to	16.20%
2011	1.35%	to	2.05%	891,845	19.84	to	18.33	17,430,621	7.31%	3.84%	to	3.11%
Variable Insurance Portfolios - International Growth (WRIP)
2015	1.35%	to	2.05%	370,682	14.71	to	13.21	5,350,662	0.43%	2.00%	to	1.27%
2014	1.35%	to	2.05%	406,263	14.42	to	13.04	5,758,173	2.07%	-0.41%	to	-1.11%
2013	1.35%	to	1.95%	508,498	14.48	to	13.37	7,256,823	0.89%	17.62%	to	16.90%
2012	1.35%	to	2.00%	716,278	12.31	to	11.36	8,703,012	2.06%	16.46%	to	15.69%
2011	1.35%	to	2.35%	878,907	10.57	to	10.15	9,180,321	0.42%	-8.57%	to	-9.50%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2015	1.35%	to	2.05%	108,246	17.95	to	16.52	1,916,799	1.36%	-2.27%	to	-2.97%
2014	1.35%	to	2.00%	116,954	18.37	to	17.12	2,122,113	2.31%	0.07%	to	-0.59%
2013	1.35%	to	2.00%	107,770	18.36	to	17.22	1,956,718	1.73%	23.23%	to	22.42%
2012	1.35%	to	2.00%	137,235	14.90	to	14.07	2,024,592	2.41%	11.79%	to	11.06%
2011	1.35%	to	2.35%	193,393	13.33	to	12.33	2,554,838	1.52%	-15.05%	to	-15.91%

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2015	1.35%	to	1.95%	37,557	$20.99	to	$19.55	$776,026	0.00%	-10.39%	to	-10.93%
2014	1.35%	to	1.95%	57,723	23.43	to	21.95	1,331,828	0.00%	-3.07%	to	-3.66%
2013	1.35%	to	1.95%	63,722	24.17	to	22.79	1,519,568	0.00%	55.16%	to	54.22%
2012	1.35%	to	1.95%	57,350	15.58	to	14.78	883,384	0.00%	10.33%	to	9.66%
2011	1.35%	to	1.95%	75,276	14.12	to	13.47	1,051,833	0.00%	-8.27%	to	-8.82%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2015	1.35%	to	2.05%	130,135	22.19	to	20.58	2,846,179	0.00%	-7.05%	to	-7.71%
2014	1.35%	to	2.05%	144,582	23.88	to	22.30	3,405,689	0.00%	6.41%	to	5.66%
2013	1.35%	to	1.95%	168,894	22.44	to	21.29	3,743,371	0.00%	28.18%	to	27.41%
2012	1.35%	to	2.00%	182,861	17.50	to	16.65	3,167,930	0.00%	12.02%	to	11.28%
2011	1.35%	to	2.35%	241,636	15.63	to	14.61	3,742,907	0.01%	-1.90%	to	-2.89%
Variable Insurance Portfolios - Money Market (WRMMP)
2015	1.35%	to	1.95%	306,128	10.04	to	9.16	3,058,788	0.02%	-1.33%	to	-1.93%
2014	1.35%	to	1.95%	304,973	10.18	to	9.34	3,088,581	0.02%	-1.33%	to	-1.93%
2013	1.35%	to	1.95%	370,565	10.31	to	9.52	3,802,150	0.02%	-1.33%	to	-1.93%
2012	1.35%	to	2.00%	513,897	10.45	to	9.65	5,328,053	0.02%	-1.33%	to	-1.99%
2011	1.35%	to	2.00%	720,067	10.59	to	9.85	7,536,636	0.02%	-1.33%	to	-1.97%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2015	1.35%	to	2.05%	85,630	22.34	to	20.60	1,886,091	0.96%	3.37%	to	2.64%
2014	1.35%	to	2.05%	93,883	21.61	to	20.07	2,003,634	1.02%	28.41%	to	27.50%
2013	1.35%	to	1.95%	95,926	16.83	to	15.89	1,596,781	1.13%	-0.24%	to	-0.84%
2012	1.35%	to	1.95%	107,241	16.87	to	16.03	1,791,438	0.74%	16.12%	to	15.42%
2011	1.35%	to	1.95%	144,054	14.53	to	13.89	2,074,433	0.79%	3.59%	to	2.97%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2015	1.35%	to	2.35%	667,928	25.51	to	25.08	16,766,297	0.00%	-4.19%	to	-5.16%
2014	1.35%	to	2.35%	746,900	26.62	to	26.44	19,580,700	0.00%	1.52%	to	0.49%
2013	1.35%	to	2.35%	897,717	26.22	to	26.32	23,193,595	0.00%	54.28%	to	52.72%
2012	1.35%	to	2.35%	1,053,794	17.00	to	17.23	17,663,368	0.00%	26.10%	to	24.82%
2011	1.35%	to	2.35%	1,355,960	13.48	to	13.81	18,027,517	0.00%	-7.04%	to	-7.98%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2015	1.35%	to	2.35%	563,100	19.40	to	16.89	10,719,013	0.00%	0.51%	to	-0.51%
2014	1.35%	to	2.35%	634,816	19.30	to	16.97	12,036,590	0.00%	0.22%	to	-0.79%
2013	1.35%	to	2.35%	766,547	19.26	to	17.11	14,526,349	0.00%	41.43%	to	39.99%
2012	1.35%	to	2.35%	899,827	13.62	to	12.22	12,071,525	0.00%	3.74%	to	2.69%
2011	1.35%	to	2.35%	1,153,182	13.12	to	11.90	14,927,705	0.00%	-11.81%	to	-12.70%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2015	1.35%	to	2.05%	36,583	19.01	to	17.49	684,814	0.09%	-6.86%	to	-7.52%
2014	1.35%	to	2.05%	44,486	20.41	to	18.92	896,105	0.10%	5.60%	to	4.85%
2013	1.35%	to	1.95%	63,489	19.32	to	18.22	1,210,987	0.87%	31.73%	to	30.93%
2012	1.35%	to	1.95%	77,379	14.67	to	13.92	1,122,503	0.45%	17.03%	to	16.31%
2011	1.35%	to	2.35%	99,128	12.54	to	11.59	1,230,499	0.56%	-13.96%	to	-14.84%
Variable Insurance Portfolios - Value (WRVP)
2015	1.35%	to	2.05%	383,519	20.60	to	18.56	7,729,644	0.80%	-5.21%	to	-5.89%
2014	1.35%	to	2.05%	440,586	21.73	to	19.72	9,383,905	1.09%	9.45%	to	8.67%
2013	1.35%	to	2.05%	544,971	19.86	to	18.14	10,619,585	0.80%	33.51%	to	32.56%
2012	1.35%	to	2.05%	612,712	14.87	to	13.69	8,963,802	1.36%	17.27%	to	16.44%
2011	1.35%	to	2.35%	817,181	12.68	to	11.38	10,209,722	0.76%	-8.57%	to	-9.49%

2015	Reserves for annuity contracts in payout phase:							103,591
2015	Contract owners equity:							$161,495,383
2014	Reserves for annuity contracts in payout phase:							133,017
2014	Contract owners equity:							$189,640,010
2013	Reserves for annuity contracts in payout phase:							156,348
2013	Contract owners equity:							$226,116,355
2012	Reserves for annuity contracts in payout phase:							195,340
2012	Contract owners equity:							$219,246,989
2011	Reserves for annuity contracts in payout phase:							221,369
2011	Contract owners equity:							$246,725,994
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.